Nonfinancial assets and liabilities (Details 5)	Dec. 31, 2021	Dec. 31, 2020
Non-financial assets and liabilities
Discount Rate	5.50%	5.50%
Increase In The Real Annual Salary	2.00%	2.00%
Turn Over Of Participants	0.73%	0.73%